CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,855,229)	$ 6,865,260
Adjustments to reconcile net income to net cash used in operating activities:
Realized gain on investments held in Trust Account		(521,431)
Unrealized gain on investments held in Trust Account	(416,661)	(678,622)
Accrued interest expense on promissory note - related party	54,719
Change in fair value of derivative liability	15,664
Unrealized loss (gain) from change in fair value of warrant liabilities	754,570	(6,472,616)
Gain on waiver of deferred underwriting commissions by underwriter	(299,940)
Changes in operating assets and liabilities:
Prepaid expenses	104,445	212,774
Accounts payable and accrued expenses	769,882	(100,561)
Franchise tax payable	(32,765)	(119,265)
Net cash used in operating activities	(905,315)	(814,461)
Cash Flows from Investing Activities:
Purchase of U.S. government treasury obligations	(40,450,597)	(365,098,000)
Proceeds from redemption of U.S. government treasury obligations	27,198,000	365,098,000
Net cash provided by (used in) investing activities	(13,252,597)
Cash Flows from Financing Activities:
Payment to redeeming stockholders	(9,136,168)
Net cash (used by) provided by financing activities	(9,136,168)
Net Change in Cash, Cash Equivalents and Restricted Cash	(23,294,080)	(814,461)
Cash, Cash Equivalents and Restricted Cash- Beginning of period	23,812,574	842,059
Cash, Cash Equivalents and Restricted Cash- End of period	518,494	27,598
Non-cash investing and financing activities:
Waiver of deferred underwriting commissions by underwriter (see Note 6)	6,014,585
Deemed contribution resulting from debt extinguishment	115,200
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of September 30, 2023 and 2022	$ 336,661	$ 1,200,053